Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	abrdn ETFs
Entity Central Index Key	0001597934
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000176936
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Trading Symbol	BCD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$16	0.30%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 383,913,363
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Total Net Assets	$383,913,363
Total Number of Portfolio Holdings	64
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Table Summary
Value	Value
Energy	34.4%
Agriculture	29.7%
Precious Metals	15.7%
Industrial Metals	15.1%
Livestock	5.1%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Table Summary
Gold 100 oz. Future	12.8%
Brent Crude Future	9.4%
Natural Gas Future	7.8%
WTI Crude Future	7.6%
Copper Future	6.4%
Soybean Future	5.4%
Corn Future	5.0%
Low Sulphur Gasoil Future	3.8%
PRI Aluminum Future	3.7%
Live Cattle Future	3.6%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain material changes and planned changes affecting the Fund since January 1, 2026. For additional information, please refer to the Fund's current prospectus dated May 1, 2026 or the Fund's next prospectus expected to be dated February 28, 2027, available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective September 2026, the Fund will no longer utilize Vident Asset Management as sub-adviser. Following this change, abrdn Inc., the Fund's investment adviser, will provide all investment management services directly and the Fund will no longer have a sub-adviser.

Effective October 31, 2026, the Fund’s fiscal year end will change from December 31 to October 31. As a result, the Fund will have a short fiscal period from January 1, 2026 through October 31, 2026, after which the Fund’s shareholder reporting and related regulatory filings will align with the October 31 fiscal year end. This change is not expected to result in any changes to the Fund’s investment operations, investment policies, or principal risks.

Material Fund Change Adviser [Text Block]

Effective September 2026, the Fund will no longer utilize Vident Asset Management as sub-adviser. Following this change, abrdn Inc., the Fund's investment adviser, will provide all investment management services directly and the Fund will no longer have a sub-adviser.

Summary of Change Legend [Text Block]

Below is a summary of certain material changes and planned changes affecting the Fund since January 1, 2026. For additional information, please refer to the Fund's current prospectus dated May 1, 2026 or the Fund's next prospectus expected to be dated February 28, 2027, available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number	844-383-7289
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature
C000176935
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Trading Symbol	BCI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at aberdeeninvestments.com/us/literature. You can also request this information by contacting us at 844-383-7289.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844-383-7289
Additional Information Website	aberdeeninvestments.com/us/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETF Shares	$14	0.27%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 2,285,206,733
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2026)

Table Summary
Total Net Assets	$2,285,206,733
Total Number of Portfolio Holdings	55
Portfolio Turnover RateFootnote Reference(*)	0%
Footnote	Description
Footnote(*)	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Table Summary
Value	Value
Energy	34.8%
Agriculture	29.2%
Precious Metals	15.4%
Industrial Metals	15.1%
Livestock	5.5%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Table Summary
Gold 100 oz. Future	12.6%
Brent Crude Future	9.5%
WTI Crude Future	7.7%
Natural Gas Future	7.3%
Copper Future	6.3%
Soybean Future	5.3%
Corn Future	4.8%
Low Sulphur Gasoil Future	4.0%
Live Cattle Future	3.7%
PRI Aluminum Future	3.7%

Material Fund Change [Text Block]

Material Fund Changes

Below is a summary of certain material changes and planned changes affecting the Fund since January 1, 2026. For additional information, please refer to the Fund's current prospectus dated May 1, 2026 or the Fund's next prospectus expected to be dated February 28, 2027, available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Effective September 2026, the Fund will no longer utilize Vident Asset Management as sub-adviser. Following this change, abrdn Inc., the Fund's investment adviser, will provide all investment management services directly and the Fund will no longer have a sub-adviser.

Effective October 31, 2026, the Fund’s fiscal year end will change from December 31 to October 31. As a result, the Fund will have a short fiscal period from January 1, 2026 through October 31, 2026, after which the Fund’s shareholder reporting and related regulatory filings will align with the October 31 fiscal year end. This change is not expected to result in any changes to the Fund’s investment operations, investment policies, or principal risks.

Material Fund Change Adviser [Text Block]

Effective September 2026, the Fund will no longer utilize Vident Asset Management as sub-adviser. Following this change, abrdn Inc., the Fund's investment adviser, will provide all investment management services directly and the Fund will no longer have a sub-adviser.

Summary of Change Legend [Text Block]

Below is a summary of certain material changes and planned changes affecting the Fund since January 1, 2026. For additional information, please refer to the Fund's current prospectus dated May 1, 2026 or the Fund's next prospectus expected to be dated February 28, 2027, available at aberdeeninvestments.com/us/literature or upon request at 844-383-7289.

Updated Prospectus Phone Number	844-383-7289
Updated Prospectus Web Address	aberdeeninvestments.com/us/literature